Critical accounting estimates and judgment in applying accounting policies	12 Months Ended
Dec. 31, 2025
Critical Accounting Estimates and Judgment in Applying Accounting Policies [Abstract]
Critical accounting estimates and judgment in applying accounting policies
3 Critical accounting estimates and judgment in applying accounting policies
In preparing these consolidated financial statements, Aegon has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amount of assets, liabilities, income, and expenses. Actual results may differ from these estimates.
Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets and derivatives (please see note
38 Fair value
), the measurement of (re)insurance contracts and investment contracts with discretionary participation features (please see note
29 (Re)Insurance contracts and Investment contracts with discretionary participation features
(29 Insurance contracts) ), and the measurement of the expected credit loss allowance (please see note
4 Financial risks
).
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Macro-economic context
When making judgments, estimates, and assumptions, Aegon has taken into consideration the current macro-economic context, such as the conflicts between Ukraine and Russia and between Israel and Hamas, which continued in 2025; and the increased trade frictions that can lead to persistent volatility in energy and commodity prices, supply chain disruptions and shifting global trade patterns. In addition to causing a humanitarian crisis, these events impacted global financial markets and triggered significant economic turbulence. Aegon closely monitors financial and wider economic developments to understand our exposure to potential shocks in the markets where we invest, and Aegon works proactively to mitigate related risks. The conflict in Iran, which escalated in February 2026, is expected to exert upward pressure on global inflation, primarily through elevated energy prices and broader supply-chain disruptions, which may increase transportation, production, and consumer costs worldwide.
Management’s assessment of going concern
The consolidated financial statements have been prepared on a going concern basis, on the assumption that the Company will continue in operation for the foreseeable future. From December 31, 2025, management assessed the following main areas: financial performance; capital adequacy; financial position and flexibility; liquidity; ability to access capital markets; leverage ratios and the level of Cash Capital at Holding, and concluded that the going concern assumption for Aegon is appropriate. For further details, see note
37 Capital management and solvency
.
Actuarial and economic assumptions
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amount of insurance related assets and liabilities within the year ending December 31, 2025, is included in note
29 Insurance contracts
, reinsurance contracts held and investment contracts with discretionary participation features.
Measurement of the expected credit loss allowance
The measurement of the expected credit loss (ECL) allowance for financial assets measured at amortized cost and FVOCI is an area that requires the use of complex models and significant assumptions about future economic conditions and credit behavior (for example, the likelihood of customers defaulting and the resulting losses). Explanation of the inputs, assumptions, judgements and estimation techniques used in measuring ECL and information incorporating forward-looking information into the measurement of the ECL is further detailed in note
4.2 Credit risk
.
Classification of financial assets
The classification of financial assets is based on Aegon’s business model for managing them and their contractual cash flow characteristics. Aegon determines the classification of the financial assets by assessing the business model and whether the contractual terms of the assets are solely payments of principal and interest (SPPI) on the principal amount outstanding. The classification of financial assets determines how they are accounted for and measured on an ongoing basis.
Determination of fair value and fair value hierarchy
Fair value is defined as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either:
●	In the principal market for the asset or liability; or
●	In the absence of a principal market, in the most advantageous market for the asset or liability.
Aegon uses the following hierarchy for measuring and disclosing the fair value of assets and liabilities:
●	Level I: quoted prices (unadjusted) in active markets for identical assets or liabilities that Aegon can access at the measurement date;
●	Level II: inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices of identical or similar assets and liabilities) using valuation techniques for which all significant inputs are based on observable market data; and
●	Level III: inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) using valuation techniques for which any significant input is not based on observable market data.
The degree of judgment in measuring fair value inversely correlates with the level of observable valuation inputs. Aegon prioritizes observable inputs and minimizes unobservable ones. Financial instruments with quoted prices in active markets require less judgment, while those without quoted prices need more judgment and use models or pricing techniques.

Notes to the consolidated financial statements Note 4

Assets and liabilities are categorized within the fair value hierarchy based on the lowest significant input. An active market provides ongoing pricing information, while inactive markets require assurance that transaction prices reflect fair value or that they require adjustments to reflect fair value.
Most valuation techniques use observable market data, ensuring high reliability. However, some assets and liabilities rely on unobservable inputs, making their fair value more judgmental. Instruments classified as level III are significantly influenced by unobservable inputs, meaning little current market data is available. Aegon’s valuation techniques align with market participants’ approaches, but different methodologies could yield different fair value estimates.
Aegon assigns fair value levels to instruments based on type and price source, periodically reviewing this logic to adapt to the current market environment.
For further details on fair value hierarchy and fair value measurement, refer to note
38 Fair value
.